RESTRUCTURING (Tables)	12 Months Ended
Dec. 31, 2019
Restructuring and Related Activities [Abstract]
Restructuring and Related Costs
The following table provides the activity in the restructuring liability:

	2019	2018
Balance, beginning of period	$2,486	$540
Reclassification from long-term obligations	1,617	—
Expensed in period	28,160	7,115
Disbursements	(23,424)	(5,081)
Foreign exchange	(184)	(88)
	$8,655	$2,486

Classification:
Accounts payable and accrued liabilities (note 20)	8,655	2,486
	$8,655	$2,486

By restructuring initiative:
March 2018	$—	$842
November 2018	—	1,644
April 2019	8,655	—
	$8,655	$2,486